Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 21 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, aggregated by the level in the fair-value hierarchy within which those measurements fall:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

Description	2025	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Marketable securities (current assets)	78,862	21,850	57,012	-
Marketable securities (non-current assets	182,941	6,046	176,895	-
Total Assets	261,803	27,896	233,907	-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Marketable securities (current assets)	30,813	1,016	29,797	-
Marketable securities (non-current assets	87,115	6,911	80,204	-
Total Assets	117,928	7,927	110,001	-

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Marketable securities that are classified within Level 2 are classified as such because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. See also Note 4.